Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Leases, Assets And Liabilities [Abstract]
Lease payments not included in the measurement of lease liabilities	$ 40.5	$ 39.6	$ 23.5